Right-Of-Use Assets, Net, Lease Liabilities and Long-term Deferred Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Schedule Of Right Of Use Assets
	As at December 31, 2023
	Balance at beginning of year	Depreciation charge for the year	Adjustments	Balance at end of year
	$ Thousands

Land	76,963	(3,770)	18,300	91,493
PRMS facility	13,977	(1,209)	1,766	14,534
Offices	8,353	(2,538)	5,135	10,950
Long-term deferred expenses	27,491	(1,246)	31,293	57,538
	126,784	(8,763)	56,494	174,515

	As at December 31, 2022
	Balance at beginning of year	Depreciation charge for the year	Adjustments	Balance at end of year
	$ Thousands

Land	81,355	(3,484)	(908)	76,963
PRMS facility	6,239	(660)	8,398	13,977
Offices	10,282	(2,142)	213	8,353
Long-term deferred expenses	33,459	(1,129)	(4,839)	27,491	*
	131,335	(7,415)	2,864	126,784	*

Schedule of Detailed Information About Amounts Recognized In Statements Of Profit Loss Explanatory
	As at December 31,	As at December 31,
	2023	2022
	$ Thousands	$ Thousands

Interest expenses in respect of lease liability	689	572

Total cash outflow for leases	2,692	2,572